Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Raw materials and work in progress	[1]	$ 14,924	$ 7,028
Finished goods		4,476	4,171
Total		$ 19,400	$ 11,199

[1]	Some of the raw materials and work in progress is expected to be sold in a period longer than the operating cycle of the Company.